Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating activities:
Net income	$ 3,058	$ 4,216	$ 4,001
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses	502	357	415
Depreciation	506	494	497
Net amortization of securities premiums	764	634	440
Net amortization of loan origination costs (fees)	68	13	25
Deferred net loan origination (costs) fees	(139)	142	15
Amortization of core deposit intangible	51	45	45
Amortization of investment in low income housing partnership	479	479	448
Net amortization of purchase fair value adjustments	(3)
Net realized (gain) loss on sales and calls of securities	(13)	(9)	2
Net (gain) loss on sales of other real estate owned	(14)	22	(39)
Earnings on bank owned life insurance and annuities	(378)	(391)	(416)
Deferred tax expense (benefit)	(66)	194	662
Equity in earnings of unconsolidated subsidiary, net of dividends of $55, $48 and $47	(183)	(188)	(190)
Stock-based compensation expense	57	47	30
Mortgage loans originated for sale	(3,385)	(3,759)	(8,173)
Proceeds from loans sold to others	3,438	3,949	8,442
Gains on sales of loans	(190)	(214)	(338)
Gain from life insurance proceeds	(98)	(165)
Decrease (increase) in accrued interest receivable and other assets	292	(41)	930
Increase (decrease) in accrued interest payable and other liabilities	497	83	(997)
Net cash provided by operating activities	5,243	5,908	5,799
Investing activities:
Purchases of: Securities available for sale	(67,047)	(66,451)	(45,446)
Purchases of: FHLB stock	(704)	(759)	(241)
Purchases of: Premises and equipment	(463)	(697)	(355)
Purchases of: Bank owned life insurance and annuities	(54)	(60)	(68)
Proceeds from: Sales of securities available for sale	53,213	14,631
Proceeds from: Maturities of and principal repayments on securities available for sale	39,776	35,911	38,973
Proceeds from: Bank owned life insurance and annuities	34	5	8
Proceeds from: Proceeds from life insurance claim	357	615
Proceeds from: Sale of other real estate owned	644	396	780
Proceeds from: Sale of other assets			18
Net cash received from acquisition of FNBPA	1,244
Investment in low income housing partnership		(336)	(642)
Net decrease in interest bearing time deposits with banks		249	598
Net (increase) decrease in loans	(38,004)	(17,891)	(2,359)
Net cash used in investing activities	(11,004)	(34,387)	(8,734)
Financing activities:
Net increase (decrease) in deposits	(1,421)	1,239	(7,106)
Net increase in short-term borrowings and securities sold under agreements to repurchase	14,513	6,747	8,361
Issuance of long-term debt		22,500
Cash dividends	(3,687)	(3,690)	(3,707)
Purchase of treasury stock	(63)	(222)	(445)
Treasury stock issued for employee stock plans	110	59	48
Net cash provided by (used in) financing activities	9,452	26,633	(2,849)
Net increase (decrease) in cash and cash equivalents	3,691	(1,846)	(5,784)
Cash and cash equivalents at beginning of year	6,767	8,613	14,397
Cash and cash equivalents at end of year	10,458	6,767	8,613
Supplemental information:
Interest paid	2,104	2,584	2,967
Income taxes paid	100	50	695
Supplemental schedule of noncash investing and financing activities:
Transfer of loans to other real estate owned	901	$ 369	594
Transfer of loans to other assets			$ 18
Assets acquired:
Interest bearing time deposits with banks	350
Securities	35,458
Loans	47,055
Property and equipment	419
Accrued interest receivable	550
Core deposit and other intangible assets	343
Deferred income taxes	732
Other real estate owned	114
Other assets	31
Assets acquired, total	85,052
Liabilities assumed:
Deposits	77,665
Pension liability	1,248
Accrued interest payable and other liabilities	81
Liabilities assumed, total	$ 78,994